Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Segment Reporting Information [Line Items]
Revenue		$ 365,988	$ 353,585	$ 1,112,569		$ 1,115,352
Adjusted EBITDA		95,470	106,405	302,390		338,439
US Acquiring
Segment Reporting Information [Line Items]
Revenue		185,407	164,946	541,701		482,929
Adjusted EBITDA		50,307	40,734	150,585		120,651
Digital Commerce
Segment Reporting Information [Line Items]
Revenue		180,581	188,639	570,868		632,423
Adjusted EBITDA		63,466	79,975	210,983		266,553
Corporate Segment
Segment Reporting Information [Line Items]
Revenue			0	0	[1]	0	[1]
Adjusted EBITDA	[1]	$ (18,303)	$ (14,304)	$ (59,178)		$ (48,765)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.